RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF TRANSACTIONS BETWEEN RELATED PARTIES

During the years ended January 31, 2024, 2023, and 2022, the Company incurred the following expenses with related parties:

	Years ended January 31,
	2024	2023	2022
Consulting fees to a company owned by an officer and director	$60,000	$60,000	$59,141
Consulting fees to a company controlled by officers and directors	45,000	60,000	60,070
Consulting fees paid or accrued to a company controlled by VP of Finance	-	7,120	24,036
Mineral exploration and general administrative expenses to a company controlled by officers and directors	5,400	99,984	42,760
Legal fees paid to a company controlled by a director	28,372	22,316	37,036
Rent fees accrued to a company controlled by officers and directors	-	-	9,034
Stock-based compensation for options to acquire up to 463,333 Shares issued to directors and officers	-	-	270,170
Total transactions with related parties	$138,772	$249,420	$502,247

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

The following amounts were due to related parties as at:

	January 31, 2024	January 31, 2023

Due to a company owned by an officer and director (a)	$158,831	$95,814
Due to a company controlled by officers and directors (a)	155,803	147,261
Due to a company controlled by officers and directors (a)	203,450	156,200
Due to the Chief Executive Officer (“CEO”) (a), (b)	68,159	39,123
Due to the Chief Financial Officer (“CFO”) (a), (b)	1,340	1,335
Due to a major shareholder (a), (b)	3,349	3,338
Due to a company controlled by a director (a)	9,291	-
Total due to related parties	$600,223	$443,071

(a)	Amounts are unsecured, due on demand and bear no interest.

(b)	On July 29, 2020, Polymet entered into mining royalty agreements (the “NSR Agreements”) with the Company’s CEO, CFO, and the major shareholder (the “Purchasers”) to sell net smelter returns (the “NSR”) on its mineral concessions. NSR range from 0.3% to 1.25% depending on particular concession and the Purchaser. The Company’s CEO agreed to acquire the NSR for $2,003 (US$1,500), CFO agreed to acquire the NSR for $1,335 (US$1,000), and the major shareholder agreed to acquire the NSR for $3,338 (US$2,500).

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES NOTES PAYABLE

The following amounts were due under the notes payable the Company issued to related parties:

	January 31, 2024	January 31, 2023
Note payable to CEO	$1,325,624	$1,376,629
Note payable to CFO	17,664	16,253
Note payable to a company controlled by officers and directors	200,240	184,897
Note payable to a company controlled by officers and directors	340,611	-
Note payable to a major shareholder	677,552	624,761
Total notes payable to related parties	$2,561,691	$2,202,540